FINANCIAL INSTRUMENTS (Details 8) - Interest rate swap contract [member] - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 42,198	$ 33,758
Other financial assets	$ 936	$ (8)